SEGMENT INFORMATION - Reconciliation of Adjusted EBITDA to Profit (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of operating segments [abstract]
Total Adjusted EBITDA	$ 173	$ 140
Adjustments to reconcile Total Adjusted EBITDA to Profit before tax
Depreciation	(38)	(31)	[1]
Amortization	(20)	(13)	[1]
Impairment	(2)	(2)	[1]
Finance costs	(18)	(21)	[1]
Finance income	4	7	[1]
Other non-operating loss, net	(1)	(1)	[1]
Net foreign exchange gain / (loss), net	6	(21)	[1]
Profit before tax	$ 104	$ 58	[1]

[1]	Prior period comparatives have been reclassified to conform with the current period presentation